COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Significant Ranges of Outstanding and Exercisable Stock Options) (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stock Options Outstanding
Number outstanding (in shares) | shares	415,366
Weighted-average remaining contractual life	3 years 5 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 6.11
Stock Options Exercisable
Number Exercisable (in shares) | shares	272,033
Weighted-average exercise price per share (in dollars per share)	$ 7.77
Options exercisable and expected to vest at the end of the period
Number of options exercisable (in shares) | shares	272,033
Weighted-average exercise price per share of options exercisable (in dollars per share)	$ 7.77
Number of options expected to vest (in shares) | shares	380,531
Weighted-average exercise price per share of options expected to vest (in dollars per share)	$ 6.40
Exercise Price Range from Dollars 2.70 to 2.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	2.70
Exercise price, high end of range (in dollars per share)	$ 2.70
Stock Options Outstanding
Number outstanding (in shares) | shares	26,666
Weighted-average remaining contractual life	8 years 10 months 28 days
Weighted-average exercise price per share (in dollars per share)	$ 2.70
Stock Options Exercisable
Number Exercisable (in shares) | shares	6,667
Weighted-average exercise price per share (in dollars per share)	$ 2.70
Exercise Price Range from Dollars 2.87 to 2.87 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	2.87
Exercise price, high end of range (in dollars per share)	$ 2.87
Stock Options Outstanding
Number outstanding (in shares) | shares	100,000
Weighted-average remaining contractual life	8 years 7 months 21 days
Weighted-average exercise price per share (in dollars per share)	$ 2.87
Stock Options Exercisable
Number Exercisable (in shares) | shares	25,000
Weighted-average exercise price per share (in dollars per share)	$ 2.87
Exercise Price Range from Dollars 2.97 to 2.97 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	2.97
Exercise price, high end of range (in dollars per share)	$ 2.97
Stock Options Outstanding
Number outstanding (in shares) | shares	26,666
Weighted-average remaining contractual life	3 years 9 months 29 days
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Stock Options Exercisable
Number Exercisable (in shares) | shares	19,999
Weighted-average exercise price per share (in dollars per share)	$ 2.97
Exercise Price Range from Dollars 3.21 to 3.21 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	3.21
Exercise price, high end of range (in dollars per share)	$ 3.21
Stock Options Outstanding
Number outstanding (in shares) | shares	166,666
Weighted-average remaining contractual life	1 year 11 days
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Stock Options Exercisable
Number Exercisable (in shares) | shares	124,999
Weighted-average exercise price per share (in dollars per share)	$ 3.21
Exercise Price Range from Dollars 4.17 to 4.17 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	4.17
Exercise price, high end of range (in dollars per share)	$ 4.17
Stock Options Outstanding
Number outstanding (in shares) | shares	2,721
Weighted-average remaining contractual life	2 years 8 months 1 day
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Stock Options Exercisable
Number Exercisable (in shares) | shares	2,721
Weighted-average exercise price per share (in dollars per share)	$ 4.17
Exercise Price Range from Dollars 6.51 to 6.51 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	6.51
Exercise price, high end of range (in dollars per share)	$ 6.51
Stock Options Outstanding
Number outstanding (in shares) | shares	15,361
Weighted-average remaining contractual life	1 year 9 months
Weighted-average exercise price per share (in dollars per share)	$ 6.51
Stock Options Exercisable
Number Exercisable (in shares) | shares	15,361
Weighted-average exercise price per share (in dollars per share)	$ 6.51
Exercise Price Range from Dollars 18.75 to 18.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	18.75
Exercise price, high end of range (in dollars per share)	$ 18.75
Stock Options Outstanding
Number outstanding (in shares) | shares	76,620
Weighted-average remaining contractual life	1 month 28 days
Weighted-average exercise price per share (in dollars per share)	$ 18.75
Stock Options Exercisable
Number Exercisable (in shares) | shares	76,620
Weighted-average exercise price per share (in dollars per share)	$ 18.75
Exercise Price Range from Dollars 23.31 to 23.31 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, low end of range (in dollars per share)	23.31
Exercise price, high end of range (in dollars per share)	$ 23.31
Stock Options Outstanding
Number outstanding (in shares) | shares	666
Weighted-average remaining contractual life	11 days
Weighted-average exercise price per share (in dollars per share)	$ 23.31
Stock Options Exercisable
Number Exercisable (in shares) | shares	666
Weighted-average exercise price per share (in dollars per share)	$ 23.31